Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.3%
473,414	Invesco Senior Loan ETF	$10,694,422	1.9
125,798	iShares 1-3 Year Treasury Bond ETF	10,670,186	1.9
370,790	Schwab U.S. TIPS ETF	21,046,041	3.8
101,593	Vanguard Real Estate ETF	9,473,547	1.7

	Total Exchange-Traded Funds
	(Cost $50,368,976)	51,884,196	9.3

MUTUAL FUNDS: 90.3%
	Affiliated Investment Companies: 90.3%
2,527,902	Voya Emerging Markets Index Portfolio - Class P2	28,009,155	5.0
10,189,565	Voya International Index Portfolio - Class P2	101,080,486	18.2
1,300,720	Voya Russell Mid Cap Index Portfolio - Class P2	16,727,258	3.0
854,070	Voya Russell Small Cap Index Portfolio - Class P2	11,222,476	2.0
10,518,308	Voya U.S. Bond Index Portfolio - Class P2	115,385,838	20.8
14,517,980	Voya U.S. Stock Index Portfolio - Class P2	229,819,622	41.3

	Total Mutual Funds
	(Cost $497,868,656)	502,244,835	90.3

	Total Investments in Securities (Cost $548,237,632)	$554,129,031	99.6
	Assets in Excess of Other Liabilities	2,021,182	0.4
	Net Assets	$556,150,213	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$51,884,196	$–	$–	$51,884,196
Mutual Funds	502,244,835	–	–	502,244,835
Total Investments, at fair value	$554,129,031	$–	$–	$554,129,031
Other Financial Instruments+
Futures	257,963	–	–	257,963
Total Assets	$554,386,994	$–	$–	$554,386,994
Liabilities Table
Other Financial Instruments+
Futures	$(305,516)	$–	$–	$(305,516)
Total Liabilities	$(305,516)	$–	$–	$(305,516)

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$27,306,369	$10,905,946	$(11,143,822)	$940,662	$28,009,155	$571,061	$318,011	$-
Voya International Index Portfolio - Class P2	74,232,389	28,742,468	(8,357,918)	6,463,547	101,080,486	2,697,037	1,181,646	-
Voya Russell Mid Cap Index Portfolio - Class P2	15,696,720	6,722,542	(6,402,254)	710,250	16,727,258	221,569	(267,853)	2,497,182
Voya Russell Small Cap Index Portfolio - Class P2	7,834,469	4,171,522	(768,518)	(14,997)	11,222,476	107,107	11,125	1,032,626
Voya U.S. Bond Index Portfolio - Class P2	93,800,772	46,614,971	(31,701,779)	6,671,874	115,385,838	2,137,532	148,673	-
Voya U.S. Stock Index Portfolio - Class P2	143,466,463	93,370,812	(25,102,423)	18,084,770	229,819,622	593,103	1,916,169	11,946,798
	$362,337,182	$190,528,261	$(83,476,714)	$32,856,106	$502,244,835	$6,327,409	$3,307,771	$15,476,606

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	70	12/20/19	$5,337,500	$(157,298)
S&P 500® E-Mini	73	12/20/19	10,871,525	(107,084)
U.S. Treasury Ultra Long Bond	30	12/19/19	5,757,188	144,298
			$21,966,213	$(120,084)
Short Contracts:
Mini MSCI EAFE Index	(117)	12/20/19	(11,105,640)	11,757
Mini MSCI Emerging Markets Index	(110)	12/20/19	(5,510,450)	101,908
U.S. Treasury 10-Year Note	(43)	12/19/19	(5,603,438)	(41,134)
			$(22,219,528)	$72,531

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $549,969,734.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$12,522,497
Gross Unrealized Depreciation	(8,410,753)
Net Unrealized Appreciation	$4,111,744